Alpha Opportunistic Growth Fund (Prospectus Summary) | Alpha Opportunistic Growth Fund
Alpha Opportunistic Growth Fund ("Opportunistic Growth Fund")
Investment Objective
The Opportunistic Growth Fund seeks to achieve long-term capital appreciation. In pursuing its objective, the Fund looks to emphasize risk-adjusted returns and lower volatility when compared to traditional broad-based equity market indices.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunistic Growth Fund.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alpha Opportunistic Growth Fund		Class I		Class R
Management Fees		0.65%		0.65%
Distribution and Service (Rule 12b-1) Fees		none		0.25%
Other Expenses		2.69%		2.69%
Acquired Fund Fees and Expenses		0.82%		0.82%
Total Annual Fund Operating Expenses		4.16%		4.41%
Less: Fee Waiver and/or Expense Reimbursement		(2.09%)		(2.09%)
Net Annual Fund Operating Expenses	[1]	2.07%	[2]	2.32%
[1]	The Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.25% and 1.50% of average daily net assets for Class I and Class R, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least January 28, 2013, and may be terminated only by the Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.
[2]	Net Annual Fund Operating Expenses for the Fund's Class I shares does not correlate to the Ratio of Expenses to Average Net Assets After Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses attributed to AFFE.

Example
This Example is intended to help you compare the cost of investing in the

Opportunistic Growth Fund with the cost of investing in other mutual funds. The

Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Alpha Opportunistic Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I	210	1,074	1,952	4,213
Class R	235	1,146	2,068	4,420

Portfolio Turnover
The Opportunistic Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period of January 31, 2011 through

September 30, 2011, the Fund's portfolio turnover rate was 97.15% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Opportunistic Growth Fund will invest in multiple open-end and closed-end mutual funds and ETFs in an attempt to generate long-term capital appreciation, but with a lower standard deviation of returns than traditional equity market indices. The mutual funds and ETFs (together, the

"Underlying Funds") in which the Fund invests have the ability to pursue their own investment strategies including, but not limited to: long-only strategies

(Underlying Fund can only purchase securities), short-only strategies

(Underlying Fund only sells securities short), long-short strategies (Underlying

Fund can both purchase securities and sell securities short), arbitrage strategies (Underlying Fund attempts to profit from simultaneously purchasing one security and selling another security) and multi-asset class strategies

(Underlying Fund attempts to profit by allocating capital to asset classes that show the most potential for gains).

While the Adviser will primarily invest in underlying equity mutual funds, the

Underlying Funds also have the ability to pursue their own sector exposures by investing in different asset classes including, but not limited to: domestic and foreign equity securities of all types (including common and preferred stocks of any size market capitalization); domestic and foreign debt securities of all types of issuers (including corporate and government debt securities) and all maturities and ratings (including high-yield debt securities); foreign currencies; commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index; other investment companies; or

any combination thereof. The foreign securities in which the Underlying Funds invest may be those of emerging markets. The Underlying Funds may also invest in derivatives such as options, futures, swaps and credit default swaps which provide a low cost, effective way for the Fund to gain exposure to certain securities. The Adviser itself does not use leverage or invest in derivatives. The Opportunistic Growth Fund's multiple strategy and sector approach seeks to provide greater overall returns with similar volatility when compared to the Hedge Fund Research, Inc. ("HFRI") Hedge Fund of Funds Composite

Index. The Fund, however, is not a hedge fund.

The Adviser employs a rigorous process in an attempt to construct a portfolio of

Underlying Funds that will produce long-term capital appreciation with lower standard deviation of returns when compared to broad equity market indices. The

Adviser begins the portfolio construction process by screening the universe of

Underlying Funds using qualitative inputs such as fund strategy, assets under management, fund expenses, and manager tenure, and quantitative inputs based on historical returns, standard deviation and variance of returns, value added by the Underlying Fund managers and the Underlying Fund's sensitivity to broad market movements. Second, the managers of Underlying Funds that make it past the initial screen are interviewed by the Adviser. Last, the actual selection and weight of each Underlying Fund is determined by how each Underlying Fund contributes to expected portfolio returns, in addition to the Adviser's forward looking outlook for each sector and strategy. No single Underlying Fund will have a position size greater than 20% of net assets based on cost at the time of investment.

Underlying Funds can be sold for a number of reasons and are reviewed on a case-by-case basis. Reasons for selling an Underlying Fund include, but are not limited to: underperformance of the Underlying Fund vs. peers or expectations,

identification of a more attractive Underlying Fund, identification of a lower cost Underlying Fund, an increase in volatility of the Underlying Fund's returns, an unwanted change or drift in an Underlying Fund's strategy, or a change in the Underlying Fund's management.

Because the Opportunistic Growth Fund is a "fund of funds," you will indirectly bear your proportionate share of any fees and expenses charged by the Underlying

Funds in which the Fund invests in addition to the expenses of the Fund. Actual underlying expenses are expected to vary with changes in the allocation of the

Fund's assets among various Underlying Funds.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the

Opportunistic Growth Fund. The following additional risks, which are primarily risks of the Underlying Funds, could affect the value of your investment:

o Management Risk - The Opportunistic Growth Fund is subject to management risk because it is an actively managed portfolio. The Adviser's management practices and investment strategies might not work to produce the desired results.

o ETF and Mutual Fund Risk - When the Opportunistic Growth Fund invests in an

  ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases

  ETFs.

o Closed End Fund Risk - The value of the shares of closed-end funds may be lower than the value of the portfolio securities held by the closed-end fund.

  Closed-end funds may trade infrequently, with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end funds tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

o Equity Market Risk - Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Preferred stocks are also subject to the risk that interest rates will rise resulting in a decrease in their value. The stock market may experience declines or stocks in an Underlying Fund's portfolio may not increase their earnings at the rate anticipated.

o Fixed Income Securities Risk - Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Underlying

  Funds. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to buy or sell a security at a favorable price or time.

o Default Risk - The risk that the Opportunistic Growth Fund could lose money if the issuer or guarantor of a fixed income security owned by an Underlying Fund,

  or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o High Yield Securities Risk - Fixed income securities in an Underlying Fund that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

o Foreign and Emerging Market Securities Risk - To the extent the Opportunistic

  Growth Fund invests in Underlying Funds that invest in the securities of foreign issuers, including emerging market issuers, the Fund is exposed to certain risks that can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

o Currency Risk - Changes in foreign currency exchange rates will affect the value of what an Underlying Fund owns and the Underlying Fund's share price.

  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer

  U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

o Short Sales Risk - Short sales involve specific risk considerations and may be considered a speculative technique. For example, under adverse market conditions, an Underlying Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

o Commodities Risk - Investments by an Underlying Fund in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

o Derivatives Risk - An Underlying Fund's use of derivatives (which may include options, futures, swaps and credit default swaps) may reduce the Underlying

  Fund's returns and/or increase volatility. A risk of the Underlying Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, derivatives are also subject to liquidity risk, interest rate risk, market risk, credit risk and management risk.

o Newer Fund Risk - The Opportunistic Growth Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

o Small- and Medium-Sized Company Risk - The Opportunistic Growth Fund invests in

  Underlying Funds that invest in small- and medium-sized companies which often have less predictable earnings, more limited product lines, markets,

  distribution channels or financial resources and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

o Asset Allocation Risk - The risk that the Opportunistic Growth Fund's allocation among Underlying Funds with various asset classes and investments will not produce the desired results.

o Leverage Risk - When an Underlying Fund uses derivatives for leverage,

  investments in that Underlying Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

o Concentration Risk - To the extent the Underlying Funds concentrate their investments in a particular industry or sector, such Underlying Fund's shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

o Sector Risk - To the extent the Opportunistic Growth Fund invests in an

  Underlying Fund that invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

Performance
When the Opportunistic Growth Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.alphacapitalfunds.com or by calling the Fund toll-free at 1-877-9Alphacap (1-877-925-7422).